Related parties - Summary of total compensation provided to key management personnel (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of key management personnel compensation
Key management executive officers personnel loans	₺ 0	₺ 0
Short-term benefits	406,432	443,652
Share based payments	324,039	478,883
Long-term benefits	1,366	486
Termination benefits	535	869
Key management personnel compensation	₺ 732,372	₺ 923,890